EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
As at December 31, the Company had the following participation in investments that are recorded using the equity method:

(% of ownership)	2018	2017
United Freight Carriers LLC ("UFC")	50.00%	50.00%
Golden Opus Inc. ("G. Opus")	—	50.00%
Seateam Management Pte. Ltd ("Seateam")	22.19%	22.19%
Capesize Chartering Ltd ("CCL")	25.00%	25.00%

Movements in equity method investments for the years ended December 31, 2018 and 2017 are summarized as follows:

(in thousands of $)	G. Opus	UFC	Seateam	CCL	Total
At December 31, 2016	2,872	621	731	—	4,224
Distributions received from associated companies	(7,300)	—	(257)	—	(7,557)
Share of income / (loss)	3,473	827	320	—	4,620
Equity contribution	1,000	—	—	—	1,000
At December 31, 2017	45	1,448	794	—	2,287
Distributions received from associated companies	(45)	(825)	(271)	—	(1,141)
Share of income / (loss)	—	149	363	—	512
At December 31, 2018	—	772	886	—	1,658

The following tables include summarized financial information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements shown below:

(in thousands of $)	G. Opus		UFC		Others		Total
	2018	2017	2018	2017	2018	2017	2018	2017
Current assets	—	119	1,785	4,125	13,233	9,867	15,018	14,111
Non current assets	—	—	—	—	412	389	412	389
Total assets	—	119	1,785	4,125	13,645	10,256	15,430	14,500

Current liabilities	—	29	239	1,227	9,631	6,521	9,870	7,777
Long-term liabilities	—	—	—	—	24	35	24	35
Stockholders' equity	—	90	1,544	2,898	3,990	3,700	5,534	6,688

Percentage of ownership in equity investees	50%		50%		*
Equity investment of associated companies	—	45	772	1,448	886	821	1,658	2,314

Consolidation and reconciling adjustments:
Other	—	—	—	—	—	(27)	—	(27)
Investment in equity investees	—	45	772	1,448	886	794	1,658	2,287

(in thousands of $)	G. Opus			UFC			Others
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Total operating revenue	—	3,817	4,262	10,956	7,413	9,591	9,536	8,815	8,391
Gain sale of vessel	—	7,166	—	—	—	—	—	—	—
Total operating expense	—	(3,324)	(4,905)	(10,589)	(5,914)	(9,885)	(7,886)	(7,063)	(6,576)
Net operating (loss) income	—	7,659	(643)	367	1,499	(294)	1,650	1,752	1,815
Net (loss) income	—	6,945	(1,299)	297	1,654	(297)	1,626	1,633	1,611

Percentage of ownership in investees	50%			50%			*
Equity in net income (loss) of associated companies	—	3,473	(650)	149	827	(149)	363	362	357

Consolidation and reconciling adjustments:

Other	—	—	(44)	—	—	—	—	(42)	105
Equity in net income (loss) of associated companies	—	3,473	(694)	149	827	(149)	363	320	462

Impairment loss on investment	—	—	(2,142)	—	—	—	—	—	—
Total equity in net income (loss) of associated companies including impairment losses	—	3,473	(2,836)	149	827	(149)	363	320	462

							Total
							2018	2017	2016
Total operating revenue							20,492	20,045	22,244
Gain sale of vessel							—	7,166	—
Total operating expense							(18,475)	(16,301)	(21,366)
Net operating (loss) income							2,017	10,910	878
Net (loss) income							1,923	10,232	15

Equity in net income (loss) of associated companies							512	4,662	(442)

Consolidation and reconciling adjustments:

Other							—	(42)	61
Equity in net income (loss) of associated companies							512	4,620	(381)

Impairment loss on investment							—	—	(2,142)
Total equity in net income (loss) of associated companies including impairment losses							512	4,620	(2,523)
*Calculation based on a percentage range between 22.19% and 25%